Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the one hundred and nine funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds listed in Appendix A (constituting EQ Advisors Trust, hereafter collectively referred to as the “Funds”) as of and for the year ended December 31, 2019 in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2019.

This report is intended solely for the information and use of the Board of Trustees of EQ Advisors Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 17, 2020

Appendix A

1290 VT Convertible Securities Portfolio

1290 VT DoubleLine Dynamic Allocation Portfolio

1290 VT DoubleLine Opportunistic Bond Portfolio

1290 VT Energy Portfolio

1290 VT Equity Income Portfolio

1290 VT GAMCO Mergers and Acquisitions Portfolio

1290 VT GAMCO Small Company Value Portfolio

1290 VT High Yield Bond Portfolio

1290 VT Low Volatility Global Equity Portfolio

1290 VT Micro Cap Portfolio

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

1290 VT Small Cap Value Portfolio

1290 VT SmartBeta Equity Portfolio

1290 VT Socially Responsible Portfolio

EQ/2000 Managed Volatility Portfolio
EQ/400 Managed Volatility Portfolio
EQ/500 Managed Volatility Portfolio
EQ/International Managed Volatility Portfolio
EQ/Global Equity Managed Volatility Portfolio
EQ/International Core Managed Volatility Portfolio
EQ/International Value Managed Volatility Portfolio
EQ/Large Cap Growth Managed Volatility Portfolio
EQ/Large Cap Core Managed Volatility Portfolio
EQ/Large Cap Value Managed Volatility Portfolio
EQ/Mid Cap Value Managed Volatility Portfolio
ATM International Managed Volatility Portfolio
ATM Large Cap Managed Volatility Portfolio
ATM Mid Cap Managed Volatility Portfolio
ATM Small Cap Managed Volatility Portfolio
EQ/AB Dynamic Growth Portfolio
EQ/ClearBridge Large Cap Growth Portfolio
EQ/Franklin Balanced Managed Volatility Portfolio
EQ/Franklin Small Cap Value Managed Volatility Portfolio
EQ/Goldman Sachs Moderate Growth Allocation Portfolio
EQ/Invesco Moderate Allocation Portfolio
EQ/Janus Enterprise Portfolio
EQ/Legg Mason Moderate Allocation Portfolio
EQ/Loomis Sayles Growth Portfolio
EQ/Morgan Stanley Small Cap Growth Portfolio
EQ/Clearbridge Select Equity Managed Volatility Portfolio
EQ/Templeton Global Equity Managed Volatility Portfolio
EQ/AB Dynamic Moderate Growth Portfolio
EQ/AB Short Duration Government Bond Portfolio
EQ/AB Small Cap Growth Portfolio
EQ/Blackrock Basic Value Equity Portfolio
EQ/Capital Guardian Research Portfolio
EQ/Common Stock Index Portfolio
EQ/Core Bond Index Portfolio
EQ/Emerging Markets Equity PLUS Portfolio
EQ/Equity 500 Index Portfolio

EQ/Global Bond PLUS Portfolio
EQ/Intermediate Government Bond Portfolio
EQ/International Equity Index Portfolio
EQ/Invesco Comstock Portfolio
EQ/JPMorgan Value Opportunities Portfolio
EQ/Large Cap Growth Index Portfolio
EQ/Large Cap Value Index Portfolio
EQ/MFS International Growth Portfolio
EQ/Mid Cap Index Portfolio
EQ/Money Market Portfolio
EQ/Oppenheimer Global Portfolio
EQ/PIMCO Global Real Return Portfolio
EQ/PIMCO Ultra Short Bond Portfolio
EQ/Quality Bond PLUS Portfolio
EQ/Small Company Index Portfolio
EQ/T. Rowe Price Growth Stock Portfolio
EQ/UBS Growth and Income Portfolio
Multimanager Aggressive Equity Portfolio
Multimanager Core Bond Portfolio
Multimanager Mid Cap Growth Portfolio
Multimanager Mid Cap Value Portfolio
Multimanager Technology Portfolio
All Asset Growth - Alt 20 Portfolio
EQ/Ultra Conservative Strategy Portfolio
EQ/Conservative Strategy Portfolio
EQ/Conservative Growth Strategy Portfolio
EQ/Balanced Strategy Portfolio
EQ/Moderate Growth Strategy Portfolio
EQ/Growth Strategy Portfolio
EQ/Aggressive Strategy Portfolio
EQ/Franklin Templeton Allocation Managed Volatility Portfolio 1290 VT Multi-Alternative Strategies Portfolio
EQ/AB Dynamic Aggressive Growth Portfolio
EQ/JPMorgan Growth Allocation Portfolio
EQ/American Century Mid Cap Value Portfolio
EQ/Fidelity Institutional AMSM Large Cap Portfolio
EQ/Franklin Rising Dividends Portfolio
EQ/Franklin Strategic Income Portfolio
EQ/Goldman Sachs Mid Cap Value Portfolio
EQ/Invesco Global Real Estate Portfolio
EQ/Invesco International Growth Portfolio
EQ/Wellington Energy Portfolio
EQ/MFS Mid Cap Focused Growth Portfolio
EQ/Science and Technology Portfolio
EQ/Lazard Emerging Markets Equity Portfolio
EQ/MFS International Value Portfolio
EQ/MFS Technology Portfolio
EQ/MFS Utilities Series Portfolio
EQ/PIMCO Real Return Portfolio
EQ/PIMCO Total Return Portfolio
EQ/T. Rowe Price Health Sciences Portfolio 1290 VT Moderate Growth Allocation Portfolio*
EQ/AXA Investment Managers Moderate Allocation Portfolio*

EQ/American Century Moderate Growth Allocation Portfolio*
EQ/First Trust Moderate Growth Allocation Portfolio*
EQ/Goldman Sachs Growth Allocation Portfolio*
EQ/Invesco Moderate Growth Allocation Portfolio*
EQ/Legg Mason Growth Allocation Portfolio*

*	Commencement of operations – February 1, 2019

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